Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of revenue disaggregated by service

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2023 and 2024:

	For the Six Months Ended June 30,
	2023	2024	2024
	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	1,334,438	1,531,193	1,129,865
Related Parties	11,288	2,100	1,550
	1,345,726	1,533,293	1,131,415
- Property Management
Independent Third Parties	-	1,983,553	1,463,661
Related Parties	-	-	-
	-	1,983,553	1,463,661
- Emerging and other services
Independent Third Parties	310,255	948,223	699,692
Related Parties	511,040	5,020	3,704
	821,295	953,243	703,396

Total operating revenues	2,167,021	4,470,089	3,298,472